Annual Total Returns [BarChart] - American Funds Moderate Allocation Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.44%
Annual Return 2012	11.28%
Annual Return 2013	13.75%
Annual Return 2014	6.44%
Annual Return 2015	(0.36%)
Annual Return 2016	7.25%
Annual Return 2017	13.37%
Annual Return 2018	(3.14%)
Annual Return 2019	16.59%
Annual Return 2020	13.30%